MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure For Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
	Percentage ownership
Subsidiaries	2024	2023

I.M.C. Holdings Ltd.	100%	100%
Focus Medical Herbs Ltd. (*)	74%	74%
I.M.C. Farms Israel Ltd. (****)	100%	100%
Oranim Plus Pharm Ltd. (**)	51%	51%
Oranim Pharm (**)	100%	100%
IM Cannabis Holding NL B.V (***)	100%	100%
Adjupharm GmbH	90.02%	90.02%
I.M.C. Pharma Ltd.	100%	100%
I.M.C.C. Medical Herbs Ltd. (*****)	100%	100%
R.A. Yarok Pharm Ltd.	100%	100%
Rosen High Way Ltd.	100%	100%
Revoly Trading and Marketing Ltd.	51%	51%

(*)
IMC Holdings held an option to acquire from main shareholders of the company  an ownership which represents a rate of 74% of the voting rights in Focus (the “Option”). According to accounting criteria in IFRS 10, IMC Holdings is viewed as effectively exercising control over Focus, and thus the financial results of Focus were consolidated with those of the Group. On February 26, 2024, the Option was fully exercised and the Company holds 74% of the voting rights in Focus. In September 2024, the Board approved the purchasing of the remaining 26% of the voting rights in Focus from Ewave, pending all necessary organizational and regulatory approvals.

(**)	Was deconsolidated effective April 15, 2024 (see also Note 19F below).

(***)	Inactive entity.

(****)	On January 8, 2025, the Israeli Companies Registrar approved the liquidation status which shall be completed 100 days from the approval date.

(*****)	On January 13, 2025, the Israeli Companies Registrar approved the liquidation status which shall be completed 100 days from the approval date.

Disclosure of detailed information about depreciation rate calculated on straight-line basis over useful lives of property, plant and equipment [Table Text Block]
%

Building	3-6
Equipment and furniture	7-25
Vehicles	33
Computer, software and equipment	20 - 33
Leasehold improvements	(*)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the improvement.

Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets [Table Text Block]
Years

Cultivations and processing licenses	(*)
Customer relationships	5 - 8
Trade name	9

(*)	The licenses consist of GMP and GDP licenses in Germany which have determined to have an indefinite useful life.